Distribution Date:	01/16/26	Benchmark 2024-V6 Mortgage Trust
Determination Date:	01/12/26
Next Distribution Date:	02/18/26
Record Date:	12/31/25	Commercial Mortgage Pass Through Certificates
Series 2024-V6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	scott.epperson@gs.com gs-
				refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 1)	13-14		Association
			Executive Vice President – Division Head	Fax Number: (913) 253-9001
Mortgage Loan Detail (Part 2)	15-16
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17
		Special Servicer	LNR Partners, LLC
Historical Detail	18
			Attention: Heather Bennett and Arnold Shulkin	hbennett@starwood.com; AShulkin@lnrpartners.com;
Delinquency Loan Detail	19			lnr.cmbs.notices@lnrproperty.com
Collateral Stratification and Historical Detail	20		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	21	Representations Reviewer
Specially Serviced Loan Detail - Part 2	22		Attention: Transaction Manager	notices@pentalphasurveillance.com
Modified Loan Detail	23		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Liquidated Loan Detail	24	Trustee	Computershare Trust Company, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	25		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Interest Shortfall Detail - Collateral Level	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	27	Directing Certificateholder	PFP CMBS BMARK 2024-V6 LLC
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	081927AA3	5.567750%	3,107,000.00	994,039.09	45,483.67	4,612.13	0.00	0.00	50,095.80	948,555.42	30.06%	30.00%
A-3	081927AB1	5.925540%	741,850,000.00	741,850,000.00	0.00	3,663,218.21	0.00	0.00	3,663,218.21	741,850,000.00	30.06%	30.00%
A-S	081927AE5	6.384270%	130,368,000.00	130,368,000.00	0.00	693,587.09	0.00	0.00	693,587.09	130,368,000.00	17.79%	17.75%
B	081927AF2	6.785400%	50,551,000.00	50,551,000.00	0.00	285,840.63	0.00	0.00	285,840.63	50,551,000.00	13.03%	13.00%
C	081927AG0	6.668950%	35,917,000.00	35,917,000.00	0.00	199,607.23	0.00	0.00	199,607.23	35,917,000.00	9.64%	9.63%
D	081927AM7	4.000000%	18,624,000.00	18,624,000.00	0.00	62,080.00	0.00	0.00	62,080.00	18,624,000.00	7.89%	7.88%
E	081927AP0	4.000000%	10,643,000.00	10,643,000.00	0.00	35,476.67	0.00	0.00	35,476.67	10,643,000.00	6.89%	6.88%
F	081927AR6	5.000000%	18,624,000.00	18,624,000.00	0.00	77,600.00	0.00	0.00	77,600.00	18,624,000.00	5.14%	5.13%
G-RR	081927AT2	7.259981%	11,972,000.00	11,972,000.00	0.00	72,430.41	0.00	0.00	72,430.41	11,972,000.00	4.01%	4.00%
J-RR*	081927AV7	7.259981%	42,569,577.00	42,569,577.00	0.00	257,543.57	0.00	0.00	257,543.57	42,569,577.00	0.00%	0.00%
RR	081927AZ8	7.259981%	25,834,423.00	25,783,130.18	1,104.13	155,987.49	0.00	0.00	157,091.62	25,782,026.05	0.00%	0.00%
R	081927AX3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,090,060,000.00	1,087,895,746.27	46,587.80	5,507,983.43	0.00	0.00	5,554,571.23	1,087,849,158.47

X-A	081927AC9	1.334920%	744,957,000.00	742,844,039.09	0.00	826,364.38	0.00	0.00	826,364.38	742,798,555.42
X-B	081927AD7	0.735041%	216,836,000.00	216,836,000.00	0.00	132,819.43	0.00	0.00	132,819.43	216,836,000.00
X-D	081927AH8	3.259981%	29,267,000.00	29,267,000.00	0.00	79,508.22	0.00	0.00	79,508.22	29,267,000.00
X-F	081927AK1	2.259981%	18,624,000.00	18,624,000.00	0.00	35,074.91	0.00	0.00	35,074.91	18,624,000.00
Notional SubTotal			1,009,684,000.00	1,007,571,039.09	0.00	1,073,766.94	0.00	0.00	1,073,766.94	1,007,525,555.42

Deal Distribution Total					46,587.80	6,581,750.37	0.00	0.00	6,628,338.17

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	081927AA3	319.93533634	14.63909559	1.48443193	0.00000000	0.00000000	0.00000000	0.00000000	16.12352752	305.29624075
A-3	081927AB1	1,000.00000000	0.00000000	4.93795000	0.00000000	0.00000000	0.00000000	0.00000000	4.93795000	1,000.00000000
A-S	081927AE5	1,000.00000000	0.00000000	5.32022498	0.00000000	0.00000000	0.00000000	0.00000000	5.32022498	1,000.00000000
B	081927AF2	1,000.00000000	0.00000000	5.65450001	0.00000000	0.00000000	0.00000000	0.00000000	5.65450001	1,000.00000000
C	081927AG0	1,000.00000000	0.00000000	5.55745831	0.00000000	0.00000000	0.00000000	0.00000000	5.55745831	1,000.00000000
D	081927AM7	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
E	081927AP0	1,000.00000000	0.00000000	3.33333365	0.00000000	0.00000000	0.00000000	0.00000000	3.33333365	1,000.00000000
F	081927AR6	1,000.00000000	0.00000000	4.16666667	0.00000000	0.00000000	0.00000000	0.00000000	4.16666667	1,000.00000000
G-RR	081927AT2	1,000.00000000	0.00000000	6.04998413	0.00000000	0.00000000	0.00000000	0.00000000	6.04998413	1,000.00000000
J-RR	081927AV7	1,000.00000000	0.00000000	6.04994431	0.00003993	0.07118347	0.00000000	0.00000000	6.04994431	1,000.00000000
RR	081927AZ8	998.01455523	0.04273871	6.03797073	0.00000155	0.00284659	0.00000000	0.00000000	6.08070945	997.97181652
R	081927AX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	081927AC9	997.16364715	0.00000000	1.10927796	0.00000000	0.00000000	0.00000000	0.00000000	1.10927796	997.10259172
X-B	081927AD7	1,000.00000000	0.00000000	0.61253403	0.00000000	0.00000000	0.00000000	0.00000000	0.61253403	1,000.00000000
X-D	081927AH8	1,000.00000000	0.00000000	2.71665084	0.00000000	0.00000000	0.00000000	0.00000000	2.71665084	1,000.00000000
X-F	081927AK1	1,000.00000000	0.00000000	1.88331776	0.00000000	0.00000000	0.00000000	0.00000000	1.88331776	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/25 - 12/30/25	30	0.00	4,612.13	0.00	4,612.13	0.00	0.00	0.00	4,612.13	0.00
A-3	12/01/25 - 12/30/25	30	0.00	3,663,218.21	0.00	3,663,218.21	0.00	0.00	0.00	3,663,218.21	0.00
X-A	12/01/25 - 12/30/25	30	0.00	826,364.38	0.00	826,364.38	0.00	0.00	0.00	826,364.38	0.00
X-B	12/01/25 - 12/30/25	30	0.00	132,819.43	0.00	132,819.43	0.00	0.00	0.00	132,819.43	0.00
X-D	12/01/25 - 12/30/25	30	0.00	79,508.22	0.00	79,508.22	0.00	0.00	0.00	79,508.22	0.00
X-F	12/01/25 - 12/30/25	30	0.00	35,074.91	0.00	35,074.91	0.00	0.00	0.00	35,074.91	0.00
A-S	12/01/25 - 12/30/25	30	0.00	693,587.09	0.00	693,587.09	0.00	0.00	0.00	693,587.09	0.00
B	12/01/25 - 12/30/25	30	0.00	285,840.63	0.00	285,840.63	0.00	0.00	0.00	285,840.63	0.00
C	12/01/25 - 12/30/25	30	0.00	199,607.23	0.00	199,607.23	0.00	0.00	0.00	199,607.23	0.00
D	12/01/25 - 12/30/25	30	0.00	62,080.00	0.00	62,080.00	0.00	0.00	0.00	62,080.00	0.00
E	12/01/25 - 12/30/25	30	0.00	35,476.67	0.00	35,476.67	0.00	0.00	0.00	35,476.67	0.00
F	12/01/25 - 12/30/25	30	0.00	77,600.00	0.00	77,600.00	0.00	0.00	0.00	77,600.00	0.00
G-RR	12/01/25 - 12/30/25	30	0.00	72,430.41	0.00	72,430.41	0.00	0.00	0.00	72,430.41	0.00
J-RR	12/01/25 - 12/30/25	30	3,010.34	257,545.27	0.00	257,545.27	1.70	0.00	0.00	257,543.57	3,030.25
RR	12/01/25 - 12/30/25	30	73.06	155,987.53	0.00	155,987.53	0.04	0.00	0.00	155,987.49	73.54
Totals			3,083.40	6,581,752.11	0.00	6,581,752.11	1.74	0.00	0.00	6,581,750.37	3,103.79

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	6,628,338.17
Non-VRR Interest Available Funds	6,471,246.55
VRR Interest Available Funds	157,091.62
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	6,814,256.60	Master Servicing Fee	3,191.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	8,103.31
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	468.40
ARD Interest	0.00	Operating Advisor Fee	1,067.95
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	281.04
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	6,814,256.60	Total Fees	13,112.70

Principal		Expenses/Reimbursements
Scheduled Principal	46,587.80	Reimbursement for Interest on Advances	1.74
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	46,587.80	Total Expenses/Reimbursements	1.74

		Interest Reserve Deposit	219,391.74

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	6,581,750.37
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	46,587.80
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,628,338.17
Total Funds Collected	6,860,844.40	Total Funds Distributed	6,860,844.35

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,087,895,746.27	1,087,895,746.27	Beginning Certificate Balance	1,087,895,746.27
(-) Scheduled Principal Collections	46,587.80	46,587.80	(-) Principal Distributions	46,587.80
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,087,849,158.47	1,087,849,158.47	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,087,895,746.27	1,087,895,746.27	Ending Certificate Balance	1,087,849,158.47
Ending Actual Collateral Balance	1,087,849,158.47	1,087,849,158.47

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.26%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$19,999,999 or less	28	299,992,913.96	27.58%	37	7.2270	1.597202	1.30 or less	12	345,817,500.80	31.79%	38	7.6724	0.925719
$20,000,000 to $29,999,999	8	190,242,500.80	17.49%	37	7.4983	1.191683	1.31 to 1.50	14	245,015,000.00	22.52%	37	6.7710	1.404974
$30,000,000 to $49,999,999	9	331,455,000.00	30.47%	38	7.1945	1.461484	1.51 to 1.90	14	242,707,913.96	22.31%	37	7.2652	1.716219
$50,000,000 to $69,999,999	5	266,158,743.71	24.47%	38	7.2654	1.766589	1.91 or greater	10	254,308,743.71	23.38%	38	7.2251	2.278955
$70,000,000.00 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	50	1,087,849,158.47	100.00%	37	7.2740	1.526377
Totals	50	1,087,849,158.47	100.00%	37	7.2740	1.526377
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	14,820,000.00	1.36%	36	7.0550	1.450000
							Industrial	4	100,312,913.96	9.22%	38	7.2928	1.654365
Alaska	1	15,250,000.00	1.40%	36	8.9140	2.440000
							Lodging	7	189,950,000.00	17.46%	37	8.0470	1.034604
California	5	111,812,913.96	10.28%	38	7.2782	1.492719
							Mixed Use	9	154,758,743.71	14.23%	38	7.2714	1.691758
Florida	3	24,000,000.00	2.21%	37	7.1803	2.174208
							Multi-Family	10	116,355,000.00	10.70%	37	6.9209	1.486265
Georgia	3	94,453,703.70	8.68%	38	7.8617	1.372452
							Office	13	256,077,500.80	23.54%	37	7.6125	1.638620
Illinois	2	65,600,000.00	6.03%	38	7.1540	1.035122
							Retail	5	182,595,000.00	16.78%	37	6.6322	1.793344
Indiana	1	16,000,000.00	1.47%	38	7.3400	1.460000
							Self Storage	14	80,000,000.01	7.35%	38	6.2300	1.380000
Kentucky	1	50,000,000.00	4.60%	38	7.4400	2.010000
							Totals	62	1,087,849,158.47	100.00%	37	7.2740	1.526377
Michigan	3	31,630,000.00	2.91%	37	7.8860	0.782608

New Jersey	2	37,617,500.80	3.46%	38	7.8894	1.271292

New York	25	228,383,743.72	20.99%	37	6.9969	1.881068

North Carolina	2	93,166,666.67	8.56%	38	7.3686	1.168837

Ohio	1	65,000,000.00	5.98%	38	6.2710	2.040000

Oklahoma	2	17,375,000.00	1.60%	37	7.3300	1.360000

Pennsylvania	1	4,300,000.00	0.40%	38	6.9100	1.360000

Tennessee	1	5,000,000.00	0.46%	33	7.5130	1.460000

Texas	5	118,749,444.44	10.92%	38	7.4574	1.153166

Virginia	3	86,890,185.19	7.99%	37	6.9405	1.589575

Totals	62	1,087,849,158.47	100.00%	37	7.2740	1.526377

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.5000% or less	8	180,875,000.00	16.63%	38	6.2105	1.699585	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.5010% to 7.0000%	8	137,332,913.96	12.62%	37	6.6845	1.487959	13 months or greater	50	1,087,849,158.47	100.00%	37	7.2740	1.526377
	7.0010% to 7.5000%	17	452,448,743.71	41.59%	38	7.3447	1.667686	Totals	50	1,087,849,158.47	100.00%	37	7.2740	1.526377
	7.5010% to 8.0000%	10	163,225,000.00	15.00%	37	7.8225	1.427061
	8.0010% or greater	7	153,967,500.80	14.15%	38	8.2596	1.047200
	Totals	50	1,087,849,158.47	100.00%	37	7.2740	1.526377
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	50	1,087,849,158.47	100.00%	37	7.2740	1.526377	Interest Only	48	1,011,972,913.96	93.03%	37	7.2468	1.459338
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 or less	2	75,876,244.51	6.97%	38	7.6357	2.420479
	Totals	50	1,087,849,158.47	100.00%	37	7.2740	1.526377	Totals	50	1,087,849,158.47	100.00%	37	7.2740	1.526377
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	14,500,000.00	1.33%	38	6.6540	1.379676			No outstanding loans in this group
	Totals	50	1,087,849,158.47	100.00%	37	7.2740	1.526377

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1	30510527	SS	Various	NY	Actual/360	6.230%	321,883.33	0.00	0.00	N/A	03/06/29	--	60,000,000.00	60,000,000.00	01/06/26
1A-4	30510530				Actual/360	6.230%	53,647.22	0.00	0.00	N/A	03/06/29	--	10,000,000.00	10,000,000.00	01/06/26
1A-5	30510531				Actual/360	6.230%	53,647.22	0.00	0.00	N/A	03/06/29	--	10,000,000.00	10,000,000.00	01/06/26
2A-1	30510508	LO	Various	Various	Actual/360	8.140%	378,510.00	0.00	0.00	N/A	03/06/29	--	54,000,000.00	54,000,000.00	01/06/26
2A-2	30510509				Actual/360	8.140%	168,226.67	0.00	0.00	N/A	03/06/29	--	24,000,000.00	24,000,000.00	01/06/26
3A-1	30510548	MU	Charlotte	NC	Actual/360	7.370%	253,855.56	0.00	0.00	N/A	03/06/29	--	40,000,000.00	40,000,000.00	01/06/26
3A-2	30510549				Actual/360	7.370%	133,274.17	0.00	0.00	N/A	03/06/29	--	21,000,000.00	21,000,000.00	01/06/26
3A-3	30510550				Actual/360	7.370%	66,637.08	0.00	0.00	N/A	03/06/29	--	10,500,000.00	10,500,000.00	01/06/26
4A-2-1	30322245	RT	Cincinnati	OH	Actual/360	6.271%	216,001.11	0.00	0.00	N/A	03/01/29	--	40,000,000.00	40,000,000.00	12/01/25
4A-2-2	30322246				Actual/360	6.271%	81,000.42	0.00	0.00	N/A	03/01/29	--	15,000,000.00	15,000,000.00	12/01/25
4A-2-3	30322247				Actual/360	6.271%	54,000.28	0.00	0.00	N/A	03/01/29	--	10,000,000.00	10,000,000.00	12/01/25
5A-3	30530301	OF	Various	Various	Actual/360	7.364%	206,089.72	0.00	0.00	N/A	03/06/29	--	32,500,000.00	32,500,000.00	01/06/26
5A-4	30530302				Actual/360	7.364%	206,089.72	0.00	0.00	N/A	03/06/29	--	32,500,000.00	32,500,000.00	01/06/26
6A-1	30510512	MU	NY	NY	Actual/360	7.270%	326,750.60	35,522.08	0.00	N/A	03/06/29	--	52,194,265.79	52,158,743.71	01/06/26
7A-1	30510551	OF	Los Angeles	CA	Actual/360	7.384%	317,922.22	0.00	0.00	N/A	03/06/29	--	50,000,000.00	50,000,000.00	01/06/26
8A-1	30510491	IN	Lexington	KY	Actual/360	7.440%	320,333.33	0.00	0.00	N/A	03/06/29	--	50,000,000.00	50,000,000.00	01/06/26
9	30322262	MF	Chicago	IL	Actual/360	6.670%	252,718.89	0.00	0.00	N/A	03/06/29	--	44,000,000.00	44,000,000.00	01/06/26
10A-1-6-1	30322263	RT	McLean	VA	Actual/360	6.601%	187,112.34	0.00	0.00	N/A	12/06/28	--	32,920,000.00	32,920,000.00	01/06/26
10A-2-3-2	30322264				Actual/360	6.601%	56,838.50	0.00	0.00	N/A	12/06/28	--	10,000,000.00	10,000,000.00	01/06/26
11	30510461	LO	Atlanta	GA	Actual/360	7.970%	288,248.33	0.00	0.00	N/A	02/06/29	--	42,000,000.00	42,000,000.00	01/06/26
12A-3	30510416	RT	Staten Island	NY	Actual/360	7.534%	97,314.17	0.00	0.00	N/A	02/01/29	--	15,000,000.00	15,000,000.00	01/01/26
12A-6	30510419				Actual/360	7.534%	97,314.17	0.00	0.00	N/A	02/01/29	--	15,000,000.00	15,000,000.00	01/01/26
12A-7	30510420				Actual/360	7.534%	64,876.11	0.00	0.00	N/A	02/01/29	--	10,000,000.00	10,000,000.00	01/01/26
13A-1	30322265	OF	Atlanta	GA	Actual/360	7.980%	240,508.33	0.00	0.00	N/A	03/06/29	--	35,000,000.00	35,000,000.00	01/06/26
14	30510505	OF	Arlington	VA	Actual/360	7.240%	202,837.65	0.00	0.00	N/A	03/06/29	--	32,535,000.00	32,535,000.00	01/06/26
15	30510540	IN	Vernon	CA	Actual/360	7.400%	175,236.11	0.00	0.00	N/A	03/06/29	--	27,500,000.00	27,500,000.00	01/06/26
16A-2	30322270	RT	Dallas	TX	Actual/360	6.175%	137,586.72	0.00	0.00	N/A	02/11/29	--	25,875,000.00	25,875,000.00	01/11/26
17	30510388	MF	Various	Various	Actual/360	7.055%	152,789.74	0.00	0.00	N/A	01/06/29	--	25,150,000.00	25,150,000.00	01/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18	30510532	OF	Woodcliff Lake	NJ	Actual/360	8.440%	172,453.95	11,065.72	0.00	N/A	03/06/29	--	23,728,566.52	23,717,500.80	01/06/26
19	30530296	LO	Detroit	MI	Actual/360	8.082%	160,068.50	0.00	0.00	N/A	02/06/29	--	23,000,000.00	23,000,000.00	01/06/26
20A-1-2	30322271	OF	NY	NY	Actual/360	7.960%	6,854.44	0.00	0.00	N/A	10/01/28	--	1,000,000.00	1,000,000.00	01/01/26
20A-2	30322272				Actual/360	7.960%	73,513.92	0.00	0.00	N/A	10/01/28	--	10,725,000.00	10,725,000.00	01/01/26
20A-3	30322273				Actual/360	7.960%	68,544.44	0.00	0.00	N/A	10/01/28	--	10,000,000.00	10,000,000.00	01/01/26
21A-3	30510456	LO	Brooklyn	NY	Actual/360	7.480%	128,822.22	0.00	0.00	N/A	02/06/29	--	20,000,000.00	20,000,000.00	01/06/26
22	30530298	LO	Irving	TX	Actual/360	7.740%	129,967.50	0.00	0.00	N/A	03/06/29	--	19,500,000.00	19,500,000.00	01/06/26
23	30510468	MF	Bethany	OK	Actual/360	7.330%	109,670.03	0.00	0.00	N/A	02/06/29	--	17,375,000.00	17,375,000.00	01/06/26
24	30322274	MU	Pasadena	CA	Actual/360	7.390%	105,635.94	0.00	0.00	N/A	03/06/29	--	16,600,000.00	16,600,000.00	11/06/25
25	30510544	OF	Carmel	IN	Actual/360	7.340%	101,128.89	0.00	0.00	N/A	03/06/29	--	16,000,000.00	16,000,000.00	01/06/26
26	30510391	LO	Anchorage	AK	Actual/360	8.914%	117,058.15	0.00	0.00	N/A	01/06/29	--	15,250,000.00	15,250,000.00	01/06/26
27	30510547	MU	Brooklyn	NY	Actual/360	6.654%	83,082.58	0.00	0.00	N/A	03/06/29	--	14,500,000.00	14,500,000.00	01/06/26
28	30510501	IN	North Bergen	NJ	Actual/360	6.950%	83,187.64	0.00	0.00	N/A	03/06/29	--	13,900,000.00	13,900,000.00	01/06/26
29A-2-1	30322276	MF	Fort Walton Beach	FL	Actual/360	5.753%	49,539.72	0.00	0.00	N/A	02/06/29	--	10,000,000.00	10,000,000.00	01/06/26
30A-1	30322278	IN	Woodland	CA	Actual/360	6.671%	51,199.99	0.00	0.00	N/A	03/06/29	--	8,912,913.96	8,912,913.96	12/06/25
31	30510445	RT	Santa Maria	CA	Actual/360	6.700%	50,771.11	0.00	0.00	N/A	02/06/29	--	8,800,000.00	8,800,000.00	01/06/26
32A-1-2	30322280	OF	Fort Lauderdale	FL	Actual/360	8.250%	50,439.58	0.00	0.00	N/A	12/06/28	--	7,100,000.00	7,100,000.00	01/06/26
33	30322281	MF	Clearwater	FL	Actual/360	8.148%	48,412.70	0.00	0.00	N/A	03/06/29	--	6,900,000.00	6,900,000.00	01/06/26
34	30510545	MF	Petoskey	MI	Actual/360	7.375%	33,976.22	0.00	0.00	N/A	03/06/29	--	5,350,000.00	5,350,000.00	01/06/26
35A-5	30322282	OF	Memphis	TN	Actual/360	7.513%	32,347.64	0.00	0.00	N/A	10/06/28	--	5,000,000.00	5,000,000.00	01/06/26
36	30510502	MF	Johnstown	PA	Actual/360	6.910%	25,586.19	0.00	0.00	N/A	03/06/29	--	4,300,000.00	4,300,000.00	01/06/26
37	30510546	MF	Saginaw	MI	Actual/360	7.345%	20,745.54	0.00	0.00	N/A	03/06/29	--	3,280,000.00	3,280,000.00	01/06/26
Totals							6,814,256.60	46,587.80	0.00				1,087,895,746.27	1,087,849,158.47
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1	12,157,468.64	26,346,524.40	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-4	12,157,468.64	26,346,524.40	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-5	12,157,468.64	26,346,524.40	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-1	5,959,121.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2	5,959,121.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	4,677,432.50	5,744,856.09	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2	4,677,432.50	5,744,856.09	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-3	4,677,432.50	5,744,856.09	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A-2-1	36,009,944.28	35,477,943.80	01/01/25	06/30/25	--	0.00	0.00	215,871.94	215,871.94	0.00	0.00
4A-2-2	36,009,944.28	35,477,943.80	01/01/25	06/30/25	--	0.00	0.00	80,951.98	80,951.98	0.00	0.00
4A-2-3	36,009,944.28	35,477,943.80	01/01/25	06/30/25	--	0.00	0.00	53,967.99	53,967.99	0.00	0.00
5A-3	14,814,013.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-4	14,814,013.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A-1	25,005,122.44	28,019,308.05	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-1	10,499,837.22	9,796,219.31	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A-1	14,087,459.31	13,378,590.77	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,349,590.33	3,591,256.31	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-1-6-1	83,578,318.24	85,814,495.96	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-3-2	83,578,318.24	85,814,495.96	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,038,653.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-3	28,970,253.96	25,822,009.96	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-6	28,970,253.96	25,822,009.96	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12A-7	28,970,253.96	25,822,009.96	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13A-1	9,569,669.59	10,616,233.26	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,899,044.83	3,395,471.12	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,350,608.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16A-2	5,728,671.22	5,475,759.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,969,550.95	2,765,776.15	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18	1,557,180.40	718,937.98	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,586,420.09	1,454,714.48	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20A-1-2	6,790,785.00	4,725,536.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20A-2	6,790,785.00	4,725,536.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20A-3	6,790,785.00	4,725,536.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21A-3	14,591,287.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,414,654.80	2,234,105.45	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,913,082.01	1,827,079.36	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,064,313.00	1,033,560.47	10/01/24	09/30/25	--	0.00	0.00	105,448.83	207,793.95	0.00	0.00
25	2,063,150.81	2,070,059.26	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,730,050.20	3,800,518.12	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,289,966.43	1,414,304.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29A-2-1	3,796,233.61	3,655,950.25	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30A-1	3,185,000.00	3,092,315.44	01/01/25	09/30/25	--	0.00	0.00	51,180.81	51,180.81	0.00	0.00
31	955,113.73	1,190,724.22	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32A-1-2	6,579,236.00	7,073,640.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,197,862.38	1,378,048.70	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	517,591.48	646,003.03	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35A-5	0.00	8,304,492.55	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	436,567.05	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	418,199.35	379,310.13	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	603,878,109.01	583,728,548.26				0.00	0.00	507,421.55	609,766.67	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/16/26	1	16,600,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.273967%	7.259969%	37
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.273979%	7.259981%	38
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.273996%	7.259999%	39
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.274008%	7.260010%	40
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.274025%	7.260028%	41
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.274036%	7.260039%	42
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.274047%	7.260050%	43
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.274064%	7.260067%	44
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.274075%	7.260078%	45
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.274092%	7.260095%	46
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.274103%	7.260106%	47
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.274132%	7.260135%	48
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
4A-2-1	30322245	12/01/25	0	B	215,871.94	215,871.94	0.00		40,000,000.00
4A-2-2	30322246	12/01/25	0	B	80,951.98	80,951.98	0.00		15,000,000.00
4A-2-3	30322247	12/01/25	0	B	53,967.99	53,967.99	0.00		10,000,000.00
24	30322274	11/06/25	1	1	105,448.83	207,793.95	0.00		16,600,000.00
30A-1	30322278	12/06/25	0	B	51,180.81	51,180.81	0.00		8,912,913.96
Totals					507,421.55	609,766.67	0.00		90,512,913.96
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		117,145,000	117,145,000	0		0
37 - 48 Months		970,704,158	954,104,158	16,600,000		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-26	1,087,849,158	1,071,249,158	16,600,000	0	0	0
Dec-25	1,087,895,746	1,087,895,746	0	0	0	0
Nov-25	1,087,958,044	1,087,958,044	0	0	0	0
Oct-25	1,088,003,927	1,088,003,927	0	0	0	0
Sep-25	1,088,065,547	1,088,065,547	0	0	0	0
Aug-25	1,088,110,734	1,088,110,734	0	0	0	0
Jul-25	1,088,155,629	1,088,155,629	0	0	0	0
Jun-25	1,088,216,299	1,088,216,299	0	0	0	0
May-25	1,088,260,512	1,088,260,512	0	0	0	0
Apr-25	1,088,320,525	1,088,320,525	0	0	0	0
Mar-25	1,088,364,062	1,088,364,062	0	0	0	0
Feb-25	1,088,455,663	1,088,455,663	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.74	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.74	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			1.74

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27